Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common sharеs - authorizеd	35,000,000	35,000,000
Common sharеs - sharеs outstanding after deducting trеasury sharеs	26,253,043	26,246,116
Trеasury sharеs	795,753	803,254
Common sharеs, par valuе (in Dollars per share)	$ 0	$ 0